EARNINGS PER UNIT AND CASH DISTRIBUTIONS	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
EARNINGS PER UNIT AND CASH DISTRIBUTIONS	LOSSES/EARNINGS PER UNIT AND CASH DISTRIBUTIONS

The calculations of basic and diluted loss/earnings per common unit are presented below:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands of $, except per unit data)	2019	2018	2019	2018
Common unitholders' interest in net income/(loss)	4,808	45,025	(21,213)	81,472
Less: distributions paid (1)	(39,844)	(28,213)	(120,065)	(109,121)
(Over)/under distributed earnings	(35,036)	16,812	(141,278)	(27,649)

Basic:
Weighted average Common Units outstanding (in thousands)	69,379	69,850	69,429	69,983
Diluted:
Weighted average Common Units outstanding (in thousands)	69,379	69,850	69,429	69,983
Common unit and common unit equivalents	69,379	69,850	69,429	69,983

(Loss)/earnings per unit (basic and diluted):
Basic - Common unitholders	$0.07	$0.64	$(0.31)	$1.16
Diluted - Common unitholders	$0.07	$0.64	$(0.31)	$1.16

Cash distributions declared and paid in the period per common unit(2):	$0.40	$0.58	$1.21	$1.73
Subsequent event: Cash distributions declared and paid per common unit relating to the period(3):	$0.40	$0.40	$0.40	$0.40
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(1) Refers to distributions made or to be made in relation to the period, irrespective of the declaration and payment dates, and is based on the weighted average number of Common Units outstanding in the period.

(2) Refers to cash distributions declared and paid during the period.

(3) Refers to cash distributions declared relating to the period and paid subsequent to the period end.

As of September 30, 2019, of our total number of Common Units outstanding, 69.4% were held by the public and the remaining Common Units were held by Golar.